FAIR VALUE OF FINANCIAL INSTRUMENTS - Changes in Level 3 Investments (Details 3) (Measured on a Recurring Basis, Level 3 Inputs, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Balance, Beginning	$ 804,866		$ 1,351,533
CDO X Deconsolidation			(920,710)	[1]
Spin-off of New Residential	(560,783)	[1]
Total gains (losses)
Included in net income	5,113	[2],[3]	(8,607)	[2],[3]
Included in other comprehensive income (loss)	41,269	[2]	80,489	[2]
Amortization included in interest income	36,426		58,951
Purchases, sales and settlements
Purchases	310,332		431,562
Proceeds from sales	(126,261)		(50,297)
Proceeds from repayments	(65,493)		(138,055)
Balance, Ending	445,469		804,866
CMBS Conduit
Balance, Beginning	254,769		956,905
CDO X Deconsolidation			(767,660)	[1]
Spin-off of New Residential		[1]
Total gains (losses)
Included in net income	348	[2],[3]	(4,947)	[2],[3]
Included in other comprehensive income (loss)	14,999	[2]	22,537	[2]
Amortization included in interest income	11,880		33,538
Purchases, sales and settlements
Purchases			116,087
Proceeds from sales	(73,576)		(43,259)
Proceeds from repayments	(9,485)		(58,432)
Balance, Ending	198,935		254,769
CMBS Other
Balance, Beginning	121,622		171,913
CDO X Deconsolidation			(40,172)	[1]
Spin-off of New Residential		[1]
Total gains (losses)
Included in net income	(331)	[2],[3]	(396)	[2],[3]
Included in other comprehensive income (loss)	2,168	[2]	12,515	[2]
Amortization included in interest income	969		1,777
Purchases, sales and settlements
Purchases
Proceeds from sales	(31,989)
Proceeds from repayments	(6,905)		(24,015)
Balance, Ending	85,534		121,622
Non-Agency RMBS
Balance, Beginning	355,975		128,622
CDO X Deconsolidation			(86,704)	[1]
Spin-off of New Residential	(560,783)	[1]
Total gains (losses)
Included in net income	2,372	[2],[3]	828	[2],[3]
Included in other comprehensive income (loss)	24,755	[2]	28,573	[2]
Amortization included in interest income	17,981		17,691
Purchases, sales and settlements
Purchases	267,160		315,475
Proceeds from sales	(11,181)		(3,295)
Proceeds from repayments	(38,698)		(45,215)
Balance, Ending	57,581		355,975
ABS Franchise
Balance, Beginning	1,475		38,107
CDO X Deconsolidation			(26,174)	[1]
Spin-off of New Residential		[1]
Total gains (losses)
Included in net income	(82)	[2],[3]	(4,092)	[2],[3]
Included in other comprehensive income (loss)	73	[2]	1,739	[2]
Amortization included in interest income	331		288
Purchases, sales and settlements
Purchases
Proceeds from sales	(1,359)		(3,743)
Proceeds from repayments	(438)		(4,650)
Balance, Ending			1,475
Equity/Other Securities
Balance, Beginning	71,025		55,986
CDO X Deconsolidation				[1]
Spin-off of New Residential		[1]
Total gains (losses)
Included in net income	1,638	[2],[3]		[2],[3]
Included in other comprehensive income (loss)	(726)	[2]	15,125	[2]
Amortization included in interest income	5,265		5,657
Purchases, sales and settlements
Purchases
Proceeds from sales	(8,156)
Proceeds from repayments	(9,289)		(5,743)
Balance, Ending	59,757		71,025
Linked Transactions
Balance, Beginning
CDO X Deconsolidation				[1]
Spin-off of New Residential		[1]
Total gains (losses)
Included in net income	1,168	[2],[3]		[2],[3]
Included in other comprehensive income (loss)		[2]		[2]
Amortization included in interest income
Purchases, sales and settlements
Purchases	43,172
Proceeds from sales
Proceeds from repayments	(678)
Balance, Ending	$ 43,662

[1]	CDO X was deconsolidated on September 12, 2012 and the spin-off of New Residential occurred on May 15, 2013.
[2]	None of the gains (losses) recorded in earnings during the periods is attributable to the change in unrealized gains (losses) relating to Level 3 assets still held at the reporting dates.
[3]	These gains (losses) are recorded in the following line items in the consolidated statements of income: (See Schedule of gains losses on fair value of RE securities).